Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 909,547	$ 10,055,407
Prepaid expenses and other current assets	1,152,298	2,509,238
Total current assets	2,061,845	12,564,645
Noncurrent Assets:
Prepaid expenses, net of current portion	262,731	482,806
Property and equipment, net	3,470	5,664
Total noncurrent assets	266,201	488,470
Total Assets	2,328,046	13,053,115
Current Liabilities:
Accounts payable and accrued expenses	4,026,894	4,510,291
Notes payable	41,904	409,968
Total current liabilities	4,068,798	4,920,259
Total Liabilities	4,068,798	4,920,259
Commitments and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.001 par value, 5,000,000 shares authorized and 0 shares issued and outstanding	0	0
Common stock, $0.001 par value, 75,000,000 shares authorized and 4,207,068 and 1,617,325 shares issued and outstanding, respectively	4,207	1,617
Additional paid-in capital	62,446,694	58,846,916
Accumulated deficit	(64,191,653)	(50,715,677)
Total Stockholders' Equity (Deficit)	(1,740,752)	8,132,856
Total Liabilities and Stockholders' Equity (Deficit)	$ 2,328,046	$ 13,053,115